REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Reportable Segments [Abstract]
Disclosure of operating segments [text block]
Below, please find summarized information concerning the assets, liabilities and profits and losses at the end of each period, by segments. The profit (loss) of each segment informed takes into consideration that taxes and income and financial costs have not been allocated to the various segments, and are shown as part of the Corporate’s segment:

	Pulp	Forestry	Wood products	Others	Corporate	Subtotal	Elimination	Total
Period ended December 31, 2020	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	1,928,893	109,954	2,623,465	-	-	4,662,312		4,662,312
Revenues from rendering of services	63,907	6,524	15	111	-	70,557		70,557
Revenues from external customers	1,992,800	116,478	2,623,480	111	-	4,732,869		4,732,869

Revenues from transactions with other operating segments	43,392	1,067,897	21,556	34,149		1,166,994	(1,166,994)	-

Finance income	-	-	-	-	29,449	29,449		29,449
Finance costs	-	-	-	-	(268,179)	(268,179)		(268,179)
Net finance costs	-	-	-	-	(238,730)	(238,730)		(238,730)

Depreciation and amortizations	275,088	37,004	192,295	1,547	10,078	516,012		516,012
Other income	10,069	225,251	42,723	89	5,684	283,816		283,816
Other expenses	76,776	37,944	50,369	1	17,793	182,883		182,883

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	1,346	-	-	3,475	4,821		4,821
Joint ventures	-	-	(1,994)	-	(510)	(2,504)		(2,504)

Income tax expense	-	-	-	-	(41,848)	(41,848)		(41,848)

Profit (loss) of each reportable segment	76,062	125,486	260,504	(2,927)	(433,820)	25,305		25,305
Geographical information on revenues
Revenue – Chilean entities	1,438,461	37,599	1,136,322	111	-	2,612,493		2,612,493
Revenue – Foreign entities	554,339	78,879	1,487,158	-	-	2,120,376		2,120,376
Total Ordinary Income	1,992,800	116,478	2,623,480	111	-	4,732,869		4,732,869

	Pulp	Forestry	Wood products	Others	Corporate	Subtotal	Elimination	Total
Period ended December 31, 2020	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,343,057	279,233	95,672	437	2,639	1,721,038	-	1,721,038
Acquisition and contribution of investments in associates and joint venture	-	-	-	-	19,433	19,433	-	19,433

	Pulp	Forestry	Wood products	Others	Corporate	Subtotal	Elimination	Total
Period ended December 31, 2020	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Segment assets	6,517,578	5,025,993	2,886,177	24,941	1,623,700	16,078,389	(50,070)	16,028,319
Segments assets (excluding deferred tax assets)	6,517,578	5,025,993	2,886,177	24,941	1,617,659	16,072,348	(50,070)	16,022,278
Deferred tax assets					6,041	6,041		6,041

Investments accounted through equity method
Associates	-	29,205	-	-	56,509	85,714		85,714
Joint Ventures	-	-	187,388	-	43,837	231,225		231,225
Segment liabilities	239,646	254,419	471,024	8,574	7,639,021	8,612,684		8,612,684
Segment liabilities (excluding deferred tax liabilities)	239,646	254,419	471,024	8,574	6,175,135	7,148,798		7,148,798
Deferred tax liabilities					1,463,886	1,463,886		1,463,886

Geographical information on non-current assets
Chile	4,139,221	3,348,254	588,973	24,305	314,330	8,415,083	(6,380)	8,408,703
Foreign countries	1,581,845	1,149,560	1,277,666	-	66,220	4,075,291		4,075,291
Non-current assets, Total	5,721,066	4,497,814	1,866,639	24,305	380,550	12,490,374	(6,380)	12,483,994

	Pulp	Forestry	Wood products	Others	Corporate	Subtotal	Elimination	Total
Period ended December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	2,297,042	127,909	2,820,538	-		5,245,489		5,245,489
Revenues from rendering of services	75,428	7,782	73	442		83,725		83,725
Revenues from external customers	2,372,470	135,691	2,820,611	442		5,329,214		5,329,214

Revenues from transactions with other operating segments	40,187	1,133,510	24,728	36,290		1,234,715	(1,234,715)	-

Finance income	-	-	-	-	32,582	32,582		32,582
Finance costs	-	-	-	-	(273,639)	(273,639)		(273,639)
Net finance costs	-	-	-	-	(241,057)	(241,057)		(241,057)

Depreciation and amortizations	272,181	46,265	190,040	1,396	9,498	519,380		519,380
Other income	10,773	168,651	32,943	84	41,616	254,067		254,067
Other expenses	82,615	25,550	81,784	493	13,256	203,698		203,698

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	4,120	-	-	3,296	7,416		7,416
Joint ventures	-	-	(688)	-	1,047	359		359

Income tax expense	-	-	-	-	(535)	(535)		(535)

Profit (loss) of each reportable segment	328,793	24,393	67,334	(2,521)	(356,029)	61,970		61,970
Geographical information on revenues
Revenue – Chilean entities	1,714,234	56,307	1,124,941	442		2,895,924		2,895,924
Revenue – Foreign entities	658,236	79,384	1,695,670	-		2,433,290		2,433,290
Total Ordinary Income	2,372,470	135,691	2,820,611	442		5,329,214		5,329,214

	Pulp	Forestry	Wood products	Others	Corporate	Subtotal	Elimination	Total
Period ended December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	817,928	295,683	162,731	1,096	2,769	1,280,207	-	1,280,207
Acquisition and contribution of investments in associates and joint venture	-	-	-	-	171,841	171,841	-	171,841

	Pulp	Forestry	Wood products	Others	Corporate	Subtotal	Elimination	Total
Period ended December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Segment assets	5,566,128	5,222,381	3,101,716	21,180	1,985,595	15,897,000	(36,970)	15,860,030
Segments assets (excluding deferred tax assets)	5,566,128	5,222,381	3,101,716	21,180	1,979,528	15,890,933	(36,970)	15,853,963
Deferred tax assets	-	-	-	-	6,067	6,067		6,067

Investments accounted through equity method
Associates	-	38,370	-	-	55,209	93,579		93,579
Joint Ventures	-	-	172,321	-	27,218	199,539		199,539
Segment liabilities	140,243	194,282	425,116	8,466	7,722,508	8,490,615		8,490,615
Segment liabilities (excluding deferred tax liabilities)	140,243	194,282	425,116	8,466	6,362,321	7,130,428		7,130,428
Deferred tax liabilities	-	-	-	-	1,360,187	1,360,187		1,360,187

Geographical information on non-current assets
Chile	3,260,990	3,300,806	640,275	20,530	265,930	7,488,531	(3,440)	7,485,091
Foreign countries	1,596,632	1,350,467	1,408,923	-	87,536	4,443,558	-	4,443,558
Non-current assets, Total	4,857,623	4,651,273	2,049,198	20,530	353,466	11,932,089	(3,440)	11,928,649

	Pulp	Forestry	Wood products	Others	Corporate	Subtotal	Elimination	Total
Period ended December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	2,956,863	105,170	2,795,551	-	-	5,857,584		5,857,584
Revenues from rendering of services	87,643	8,811	-	795	-	97,249		97,249
Revenues from external customers	3,044,506	113,981	2,795,551	795	-	5,954,833		5,954,833

Revenues from transactions with other operating segments	42,434	1,038,624	9,058	37,568	-	1,127,684	(1,127,684)	-

Finance income	-	-	-	-	20,895	20,895		20,895
Finance costs	-	-	-	-	(214,779)	(214,779)		(214,779)
Net finance costs	-	-	-	-	(193,884)	(193,884)		(193,884)

Depreciation and amortizations	232,275	19,448	147,382	1,230	7,087	407,422		407,422
Other income	12,239	94,497	31,084	213	484	138,517		138,517
Other expenses	39,416	23,863	31,977	35	589	95,880		95,880

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	(296)	-	-	3,671	3,375		3,375
Joint ventures	-	-	12,549	-	1,322	13,871		13,871

Income tax expense	-	-	-	-	(226,765)	(226,765)		(226,765)

Profit (loss) of each reportable segment	1,173,249	(128,160)	250,246	(1,739)	(566,837)	726,759		726,759
Geographical information on revenues
Revenue – Chilean entities	2,303,086	55,579	1,319,767	795	-	3,679,227		3,679,227
Revenue – Foreign entities	741,420	58,402	1,475,784	-	-	2,275,606		2,275,606
Total Ordinary Income	3,044,506	113,981	2,795,551	795	-	5,954,833		5,954,833

	Pulp	Forestry	Wood products	Others	Corporate	Subtotal	Elimination	Total
Period ended December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	324,482	251,574	323,675	645	293	900,669	-	900,669
Acquisition and contribution of investments in associates and joint venture					20,072	20,072	-	20,072

	Pulp	Forestry	Wood products	Others	Corporate	Subtotal	Elimination	Total
Period ended December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Segment assets	5,252,765	5,114,163	2,934,213	21,045	1,317,041	14,639,227	(45,479)	14,593,748
Segments assets (excluding deferred tax assets)	5,252,765	5,114,163	2,934,213	21,045	1,312,406	14,634,592	(45,479)	14,589,113
Deferred tax assets	-	-	-	-	4,635	4,635		4,635

Investments accounted through equity method
Associates	-	38,497	-	-	114,470	152,967		152,967
Joint Ventures	-	-	181,103	-	23,983	205,086		205,086
Segment liabilities	396,332	180,259	411,427	7,851	6,258,908	7,254,777		7,254,777
Segment liabilities (excluding deferred tax liabilities)	396,332	180,259	411,427	7,851	4,841,250	5,837,119		5,837,119
Deferred tax liabilities	-	-	-	-	1,417,658	1,417,658		1,417,658

Geographical information on non-current assets
Chile	2,667,179	3,259,801	806,253	20,382	120,231	6,873,846	(3,842)	6,870,004
Foreign countries	1,657,532	1,304,390	1,266,515	-	54,147	4,282,584	-	4,282,584
Non-current assets, Total	4,324,711	4,564,191	2,072,768	20,382	174,378	11,156,430	(3,842)	11,152,588

Information required by geographic area:

	Geographical area
2020	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	2,573,641	379,200	414,622	829,497	333,104	132,248	4,662,312
Revenues from rendering of services	38,852	-	-	-	31,690	15	70,557
Revenues as of December 31, 2020	2,612,493	379,200	414,622	829,497	364,794	132,263	4,732,869
Non-current Assets at 12-31-2020 other than deferred tax	8,404,695	741,337	694,079	774,969	1,725,736	137,137	12,477,953

	Geographical area
2019	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	2,841,003	395,689	542,676	928,617	410,834	126,670	5,245,489
Revenues from rendering of services	54,921	-	-	-	28,731	73	83,725
Revenues at 12-31-2019	2,895,924	395,689	542,676	928,617	439,565	126,743	5,329,214
Non-current Assets at 12-31-2019 other than deferred tax	7,480,456	781,693	947,265	832,570	1,724,698	155,900	11,922,582

	Geographical area
2018	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	3,608,017	479,698	504,589	815,668	449,612	-	5,857,584
Revenues from rendering of services	71,210	-	-	-	26,039	-	97,249
Revenues at 12-31-2018	3,679,227	479,698	504,589	815,668	475,651	-	5,954,833
Non-current Assets at 12-31-2018 other than deferred tax	6,865,406	825,914	984,746	810,461	1,661,425	-	11,147,953